Accrued Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses [Line Items]
Expense relating to agreements	$ 123,376	$ 52,664
Marketing expenses			$ 141,000
Sponsor Agreement [Member]
Accrued Expenses [Line Items]
Expense relating to agreements				$ 374,325	$ 353,931
Minimum [Member] | Sponsor Agreement [Member]
Accrued Expenses [Line Items]
Sponsorship agreements term	2 years			2 years
Payments for agreements	$ 103,000			$ 103,000
Maximum [Member] | Sponsor Agreement [Member]
Accrued Expenses [Line Items]
Sponsorship agreements term	4 years			4 years
Payments for agreements	$ 216,000			$ 216,000